Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowances for doubtful accounts receivable	$ 578,972	$ 495,486
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000	5,000
Preferred stock, shares issued	0	0
Common stock, Class A, par value	$ 0.01	$ 0.01
Common stock, Class A, shares authorized	750,000	750,000
Common stock, Class A, shares issued	254,156	250,880